                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
-------------------------------------------------------------------------------

                               MFS SERIES TRUST X
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: May 31*
-------------------------------------------------------------------------------

                   Date of reporting period: August 31, 2007
-------------------------------------------------------------------------------

* This Form N-Q pertains to the following series of the Registrant: MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) INTERNATIONAL VALUE FUND

8/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS International Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/07

ISSUER                                                                                           SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.0%
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Heineken N.V. (l)                                                                                   209,580        $   13,272,492
---------------------------------------------------------------------------------------------------------------------------------
Remy Cointreau S.A                                                                                   55,940             3,995,361
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,267,853
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd.                                                                                   193,900        $    1,657,480
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc., SDR (l)                                                                              100,600        $    5,782,867
---------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                                         258,282            15,705,708
---------------------------------------------------------------------------------------------------------------------------------
Continental AG                                                                                       57,563             7,482,966
---------------------------------------------------------------------------------------------------------------------------------
Kongsberg Automotive A.S.A. (l)                                                                     317,743             2,290,158
---------------------------------------------------------------------------------------------------------------------------------
Nissan Motor Co. Ltd. (l)                                                                           443,800             4,268,818
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   35,530,517
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Actelion Ltd. (a)                                                                                    66,578        $    3,692,348
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Fuji Television Network, Inc.                                                                         5,174        $   10,632,578
---------------------------------------------------------------------------------------------------------------------------------
Nippon Television Network Corp.                                                                      43,040             5,920,021
---------------------------------------------------------------------------------------------------------------------------------
Vivendi S.A. (l)                                                                                    227,060             9,284,171
---------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                       612,589             8,721,113
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   34,557,883
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Van Lanschot N.V. (l)                                                                                43,760        $    4,304,780
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Bunzl PLC                                                                                           572,800        $    7,958,299
---------------------------------------------------------------------------------------------------------------------------------
Intertek Group PLC                                                                                  259,100             5,130,703
---------------------------------------------------------------------------------------------------------------------------------
USS Co. Ltd.                                                                                        126,800             8,528,878
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,617,880
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Premiere AG (a)                                                                                     127,699        $    2,773,399
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Makhteshim-Agan Industries Ltd. (a)                                                                 719,600        $    5,529,037
---------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                          70,180            13,134,424
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,663,461
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Fujitsu Ltd.                                                                                      1,441,000        $    9,841,825
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Buzzi Unicem S.p.A                                                                                  142,799        $    4,097,510
---------------------------------------------------------------------------------------------------------------------------------
CRH PLC                                                                                             225,490             9,769,917
---------------------------------------------------------------------------------------------------------------------------------
Fletcher Building Ltd.                                                                              847,312             6,984,041
---------------------------------------------------------------------------------------------------------------------------------
Geberit AG                                                                                           38,850             5,724,112
---------------------------------------------------------------------------------------------------------------------------------
Nexity International                                                                                 67,219             4,462,980
---------------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                                                         1,235,000             9,149,333
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   40,187,893
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
Henkel KGaA, IPS (l)                                                                                502,271        $   25,875,054
---------------------------------------------------------------------------------------------------------------------------------
Kao Corp.                                                                                           601,000            17,072,832
---------------------------------------------------------------------------------------------------------------------------------
Uni-Charm Corp.                                                                                     219,700            12,671,899
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   55,619,785
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Legrand S.A                                                                                         364,760        $   12,951,441
---------------------------------------------------------------------------------------------------------------------------------
OMRON Corp.                                                                                         445,200            11,801,269
---------------------------------------------------------------------------------------------------------------------------------
Spectris PLC                                                                                        434,140             7,795,819
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   32,548,529
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 4.6%
---------------------------------------------------------------------------------------------------------------------------------
Hirose Electric Co. Ltd. (l)                                                                         36,100        $    4,351,388
---------------------------------------------------------------------------------------------------------------------------------
Konica Minolta Holdings, Inc.                                                                       575,500             9,033,882
---------------------------------------------------------------------------------------------------------------------------------
Ricoh Co. Ltd. (l)                                                                                  306,000             6,763,891
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                         26,880            16,931,607
---------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                  1,040,560            10,322,355
---------------------------------------------------------------------------------------------------------------------------------
Venture Corp. Ltd.                                                                                  582,500             5,954,198
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   53,357,321
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Apache Corp. (l)                                                                                     64,460        $    4,987,915
---------------------------------------------------------------------------------------------------------------------------------
INPEX Holdings, Inc.                                                                                    791             7,239,649
---------------------------------------------------------------------------------------------------------------------------------
PTT Public Co. Ltd.                                                                                 731,740             6,227,574
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,455,138
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 7.6%
---------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Shell PLC, "A"                                                                          790,450        $   30,683,376
---------------------------------------------------------------------------------------------------------------------------------
Statoil A.S.A. (l)                                                                                  602,460            17,369,110
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                                                     537,454            40,357,421
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   88,409,907
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Binggrae Co. Ltd.                                                                                    44,640        $    1,903,118
---------------------------------------------------------------------------------------------------------------------------------
CSM N.V                                                                                             217,221             7,206,714
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                          101,191            44,016,117
---------------------------------------------------------------------------------------------------------------------------------
Nong Shim Co. Ltd.                                                                                   29,570             7,563,869
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   60,689,818
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Lawson, Inc. (l)                                                                                    309,400        $   10,285,283
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
M-Real Oyj,  "B"  (l)                                                                               883,350        $    4,850,364
---------------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj (l)                                                                                  520,000             9,267,179
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,117,543
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Daiei, Inc. (a)                                                                                     220,400        $    1,659,447
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Benfield Group PLC                                                                                1,065,002        $    6,560,843
---------------------------------------------------------------------------------------------------------------------------------
Catlin Group Ltd.                                                                                   413,294             4,046,191
---------------------------------------------------------------------------------------------------------------------------------
Hiscox Ltd.                                                                                       1,026,193             5,587,156
---------------------------------------------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC                                                                  1,076,657             8,260,951
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   24,455,141
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Heiwa Corp.                                                                                         406,900        $    4,866,006
---------------------------------------------------------------------------------------------------------------------------------
NAMCO BANDAI Holdings, Inc. (l)                                                                     336,400             4,876,878
---------------------------------------------------------------------------------------------------------------------------------
Sankyo Co. Ltd. (l)                                                                                 125,100             5,163,217
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,906,101
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Assa Abloy AB, "B"                                                                                  626,070        $   12,956,897
---------------------------------------------------------------------------------------------------------------------------------
GEA Group AG (a)(l)                                                                                 225,970             7,296,853
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,253,750
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Credit Agricole S.A. (l)                                                                            800,650        $   30,217,530
---------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                                                    764,392             8,855,318
---------------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken AB, "A"                                                                       324,800             9,017,513
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   48,090,361
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                                  219,442        $   12,584,830
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                                                2,896,000        $   14,378,103
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Fugro N.V                                                                                            98,781        $    6,864,044
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 12.8%
---------------------------------------------------------------------------------------------------------------------------------
Aiful Corp.                                                                                         523,050        $   10,455,129
---------------------------------------------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                                                      1,664,200             5,772,072
---------------------------------------------------------------------------------------------------------------------------------
Dah Sing Financial Holdings Ltd.                                                                    530,000             4,268,411
---------------------------------------------------------------------------------------------------------------------------------
DNB Holding A.S.A                                                                                   700,300             9,602,205
---------------------------------------------------------------------------------------------------------------------------------
Hachijuni Bank Ltd.                                                                                 880,000             6,808,099
---------------------------------------------------------------------------------------------------------------------------------
Hana Financial Group, Inc.                                                                          116,050             5,491,735
---------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                                                 1,399,250            25,309,628
---------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V. (l)                                                                                  682,542            27,452,520
---------------------------------------------------------------------------------------------------------------------------------
Joyo Bank Ltd.                                                                                      803,000             4,402,754
---------------------------------------------------------------------------------------------------------------------------------
Komercni Banka A.S                                                                                   26,639             5,780,340
---------------------------------------------------------------------------------------------------------------------------------
Krungthai Card PLC                                                                                3,165,400             2,675,506
---------------------------------------------------------------------------------------------------------------------------------
Sapporo Hokuyo Holdings, Inc.                                                                           613             6,563,226
---------------------------------------------------------------------------------------------------------------------------------
Shinhan Financial Group Co. Ltd.                                                                    104,390             6,364,091
---------------------------------------------------------------------------------------------------------------------------------
Shizuoka Bank Ltd. (l)                                                                              709,000             7,413,539
---------------------------------------------------------------------------------------------------------------------------------
Siam City Bank Public Co. Ltd.                                                                    4,840,800             2,511,403
---------------------------------------------------------------------------------------------------------------------------------
SNS REAAL Groep N.V                                                                                 184,460             3,933,263
---------------------------------------------------------------------------------------------------------------------------------
Takefuji Corp. (l)                                                                                  236,580             6,352,923
---------------------------------------------------------------------------------------------------------------------------------
Unione di Banche Italiane Scpa                                                                      328,971             8,408,663
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  149,565,507
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 10.2%
---------------------------------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                                               362,200        $   16,794,146
---------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                                               1,497,450            39,103,903
---------------------------------------------------------------------------------------------------------------------------------
Hisamitsu Pharmaceutical Co., Inc.                                                                  305,900             8,399,275
---------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                         606,420            32,000,062
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                    104,500            18,164,887
---------------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd. (l)                                                                         408,000             4,939,049
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  119,401,322
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                                   725,349        $    8,754,053
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
SMRT Corp. Ltd.                                                                                   4,978,270        $    5,675,844
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Wohnen AG                                                                                  129,730        $    4,544,425
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
KappAhl Holding AB                                                                                  300,750        $    2,823,237
---------------------------------------------------------------------------------------------------------------------------------
Praktiker Bau-und Heimwerkermaerkte Holding AG (l)                                                  164,746             6,918,055
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,741,292
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
KDDI Corp.                                                                                            2,162        $   16,707,594
---------------------------------------------------------------------------------------------------------------------------------
SmarTone Telecommunications Holdings Ltd.                                                         2,454,000             3,087,267
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                               10,270,799            33,096,267
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   52,891,128
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Royal KPN N.V. (l)                                                                                1,049,591        $   16,359,974
---------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                      634,200            15,743,855
---------------------------------------------------------------------------------------------------------------------------------
Telekom Austria AG                                                                                  482,740            12,444,312
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   44,548,141
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
British American Tobacco PLC                                                                        375,295        $   12,449,064
---------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Seino Holdings Co. Ltd.                                                                             577,000        $    5,699,504
---------------------------------------------------------------------------------------------------------------------------------
TNT N.V                                                                                             494,828            20,900,296
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   26,599,800
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
British Energy Group PLC                                                                            308,740        $    2,885,630
---------------------------------------------------------------------------------------------------------------------------------
E.ON AG                                                                                             121,571            20,398,625
---------------------------------------------------------------------------------------------------------------------------------
United Utilities PLC                                                                                558,955             7,799,755
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   31,084,010
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                              $1,132,025,006
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.0% (y)
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 9/04/07                                         $  23,191,000        $   23,180,733
---------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.15%, due 9/04/07                                                  553,000               552,763
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                     $   23,733,496
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 9.0%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                104,309,750        $  104,309,750
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                             $1,260,068,252
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (8.0)%                                                                               (93,462,815)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $1,166,605,437
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of August 31, 2007, the fund had one security that was fair valued, aggregating $5,529,037 and 0.44% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
IPS      International Preference Stock
SDR      Swedish Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERNATIONAL VALUE FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 8/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $1,145,010,346
                                                                ==============
Gross unrealized appreciation                                   $  153,249,022
Gross unrealized depreciation                                      (38,191,116)
                                                                --------------
      Net unrealized appreciation (depreciation)                $  115,057,906
                                                                ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of August 31, 2007, are as follows:

----------------------------------------
Japan                              21.8%
----------------------------------------
United Kingdom                     20.2%
----------------------------------------
Switzerland                        10.0%
----------------------------------------
France                              8.7%
----------------------------------------
Netherlands                         8.6%
----------------------------------------
Germany                             7.8%
----------------------------------------
South Korea                         3.3%
----------------------------------------
Sweden                              2.6%
----------------------------------------
Norway                              2.5%
----------------------------------------
Other Countries                    14.5%
----------------------------------------

MFS(R) EMERGING MARKETS EQUITY FUND

8/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Emerging Markets Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/07

ISSUER                                                                                           SHARES/PAR          VALUE ($)
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.4%
-------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
Denway Motors Ltd.                                                                                6,632,000        $  3,104,331
-------------------------------------------------------------------------------------------------------------------------------
Hyundai Mobis                                                                                        24,987           2,689,781
-------------------------------------------------------------------------------------------------------------------------------
PT Astra International Tbk.                                                                       1,403,000           2,667,045
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  8,461,157
-------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Satyam Computer Services Ltd.                                                                       264,230        $  2,894,086
-------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
Israel Chemicals Ltd.                                                                               684,340        $  5,373,453
-------------------------------------------------------------------------------------------------------------------------------
Makhteshim-Agan Industries Ltd. (a)                                                                 449,340           3,452,498
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  8,825,951
-------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.5%
-------------------------------------------------------------------------------------------------------------------------------
Acer, Inc.                                                                                        1,554,890        $  2,728,125
-------------------------------------------------------------------------------------------------------------------------------
HCL Technologies Ltd.                                                                             1,353,340          10,091,695
-------------------------------------------------------------------------------------------------------------------------------
High Tech Computer Corp.                                                                            173,640           2,354,664
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $ 15,174,484
-------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
Ayala Corp.                                                                                         220,616        $  2,334,624
-------------------------------------------------------------------------------------------------------------------------------
Bidvest Group Ltd.                                                                                  131,729           2,567,216
-------------------------------------------------------------------------------------------------------------------------------
CITIC Pacific Ltd.                                                                                  665,000           3,637,235
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  8,539,075
-------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 3.0%
-------------------------------------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V.                                                                        1,026,560        $  1,566,600
-------------------------------------------------------------------------------------------------------------------------------
Corporacion Moctezuma S.A. de C.V.                                                                  927,600           2,807,623
-------------------------------------------------------------------------------------------------------------------------------
Filinvest Land, Inc. (a)                                                                         47,866,200           1,625,023
-------------------------------------------------------------------------------------------------------------------------------
SARE Holding S.A. de C.V., "B" (a)                                                                3,970,500           6,606,166
-------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                                                         778,800           5,765,526
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $ 18,370,938
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.8%
-------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                        1,089,140        $  4,642,828
-------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.7%
-------------------------------------------------------------------------------------------------------------------------------
LS Industrial Systems Co. Ltd.                                                                       69,460        $  3,975,488
-------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 7.3%
-------------------------------------------------------------------------------------------------------------------------------
ASM Pacific Technology Ltd.                                                                         968,500        $  8,588,602
-------------------------------------------------------------------------------------------------------------------------------
MediaTek, Inc.                                                                                      372,000           6,312,727
-------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                         41,112          25,896,288
-------------------------------------------------------------------------------------------------------------------------------
United Microelectronics Corp.                                                                     6,988,000           3,917,515
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $ 44,715,132
-------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 3.5%
-------------------------------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                                                        6,164,000        $  7,533,317
-------------------------------------------------------------------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd.                                                                        100,040           2,104,083
-------------------------------------------------------------------------------------------------------------------------------
Reliance Industries Ltd.                                                                            245,610          11,782,670
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $ 21,420,070
-------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 13.9%
-------------------------------------------------------------------------------------------------------------------------------
OAO Gazprom, ADR (l)                                                                              1,008,670        $ 41,910,238
-------------------------------------------------------------------------------------------------------------------------------
PetroChina Co. Ltd.                                                                               7,672,000          11,216,158
-------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                                                       505,830          31,280,527
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $ 84,406,923
-------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Grupo Continental S.A.                                                                            1,468,320        $  3,126,944
-------------------------------------------------------------------------------------------------------------------------------
Tiger Brands Ltd.                                                                                   111,160           2,916,247
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  6,043,191
-------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.7%
-------------------------------------------------------------------------------------------------------------------------------
Aracruz Celulose S.A., ADR (l)                                                                       71,660        $  4,473,734
-------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Genting Berhad                                                                                    1,287,400        $  2,698,996
-------------------------------------------------------------------------------------------------------------------------------
Resorts World Berhad                                                                              3,179,800           3,450,875
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  6,149,871
-------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
Massmart Holdings Ltd.                                                                              284,040        $  3,661,181
-------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Sanlam Ltd.                                                                                       1,947,720        $  5,883,411
-------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.5%
-------------------------------------------------------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                                                                    16,025        $  6,319,478
-------------------------------------------------------------------------------------------------------------------------------
Larsen & Toubro Infotech Ltd.                                                                        49,463           3,125,457
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  9,444,935
-------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 5.6%
-------------------------------------------------------------------------------------------------------------------------------
Banco Santander Chile, ADR                                                                           49,040        $  2,334,304
-------------------------------------------------------------------------------------------------------------------------------
Kookmin Bank                                                                                        137,745          11,128,240
-------------------------------------------------------------------------------------------------------------------------------
Korea Exchange Bank                                                                                 179,560           2,841,957
-------------------------------------------------------------------------------------------------------------------------------
Malayan Banking Berhad                                                                              887,400           2,978,770
-------------------------------------------------------------------------------------------------------------------------------
Nedbank Group Ltd.                                                                                  138,401           2,612,895
-------------------------------------------------------------------------------------------------------------------------------
Standard Bank Group Ltd.                                                                            495,750           7,257,572
-------------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A., GDR                                                     45,040           5,025,563
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $ 34,179,301
-------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 12.6%
-------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                                  111,770        $  6,409,924
-------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                     555,790          27,417,121
-------------------------------------------------------------------------------------------------------------------------------
Grupo Mexico S.A.B. de C.V.                                                                       1,290,800           8,074,738
-------------------------------------------------------------------------------------------------------------------------------
Mining & Metallurgical Co. Norilsk Nickel, ADR                                                       27,010           6,023,230
-------------------------------------------------------------------------------------------------------------------------------
POSCO, ADR                                                                                           97,880          15,005,983
-------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp.                                                                                41,890           4,408,922
-------------------------------------------------------------------------------------------------------------------------------
Steel Authority of India Ltd.                                                                       949,836           3,913,208
-------------------------------------------------------------------------------------------------------------------------------
Ternium S.A., ADR (l)                                                                                79,510           2,425,055
-------------------------------------------------------------------------------------------------------------------------------
Usinas Siderurgicas de Minas Gerais S.A., IPS                                                        49,700           2,961,223
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $ 76,639,404
-------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR                                                                                   112,820        $  5,294,643
-------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 8.8%
-------------------------------------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                                                     293,302        $  5,350,322
-------------------------------------------------------------------------------------------------------------------------------
African Bank Investments Ltd.                                                                     1,223,880           5,399,647
-------------------------------------------------------------------------------------------------------------------------------
AMMB Holdings Berhad                                                                              2,336,600           2,881,083
-------------------------------------------------------------------------------------------------------------------------------
Asya Katilim Bankasi A.S. (a)                                                                       317,616           2,075,044
-------------------------------------------------------------------------------------------------------------------------------
Bancolombia S.A., ADR (l)                                                                            79,030           2,590,603
-------------------------------------------------------------------------------------------------------------------------------
Bank Rakyat Indonesia                                                                             3,701,500           2,463,725
-------------------------------------------------------------------------------------------------------------------------------
Bumiputra-Commerce Holdings Berhad                                                                  820,000           2,566,654
-------------------------------------------------------------------------------------------------------------------------------
Cathay Financial Holding Co. Ltd.                                                                 2,002,708           4,460,577
-------------------------------------------------------------------------------------------------------------------------------
Credicorp Ltd. (l)                                                                                   73,990           4,539,287
-------------------------------------------------------------------------------------------------------------------------------
FirstRand Ltd.                                                                                    1,833,180           5,997,163
-------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                                   44,550           4,258,980
-------------------------------------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk.                                                                         3,796,500           2,425,879
-------------------------------------------------------------------------------------------------------------------------------
Shinhan Financial Group Co. Ltd.                                                                     61,100           3,724,935
-------------------------------------------------------------------------------------------------------------------------------
Turkiye Garanti Bankasi A.S.                                                                        731,660           4,695,716
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $ 53,429,615
-------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.0%
-------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                                                            290,420        $ 12,488,060
-------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 1.6%
-------------------------------------------------------------------------------------------------------------------------------
Anglo American Platinum Corp. Ltd.                                                                   29,130        $  3,893,523
-------------------------------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                                       189,710           5,637,477
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  9,531,000
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Regal REIT                                                                                        5,923,000        $  1,898,945
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
Formosa Plastics Corp.                                                                            1,228,000        $  3,051,394
-------------------------------------------------------------------------------------------------------------------------------
LG Chemical Ltd.                                                                                     51,430           5,355,407
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  8,406,801
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Foschini Ltd.                                                                                       343,450        $  2,788,501
-------------------------------------------------------------------------------------------------------------------------------
Truworths International Ltd.                                                                        695,510           3,193,256
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  5,981,757
-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 13.5%
-------------------------------------------------------------------------------------------------------------------------------
America Movil S.A.B. de C.V., "L", ADR                                                              390,970        $ 23,638,046
-------------------------------------------------------------------------------------------------------------------------------
China Mobile Ltd.                                                                                 1,408,000          19,139,880
-------------------------------------------------------------------------------------------------------------------------------
Egyptian Co. for Mobil Services (MobiNil)                                                            99,020           3,177,884
-------------------------------------------------------------------------------------------------------------------------------
Far EasTone Telecommunications Co. Ltd.                                                           2,367,000           2,865,504
-------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, ADR (a)                                                                    103,710           6,861,454
-------------------------------------------------------------------------------------------------------------------------------
MTN Group Ltd.                                                                                      602,110           9,178,223
-------------------------------------------------------------------------------------------------------------------------------
Orascom Telecom Holding (S.A.E.)                                                                    413,357           4,750,642
-------------------------------------------------------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.                                                               97,880           5,583,829
-------------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, ADR (l)                                                                      288,190           7,031,836
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $ 82,227,298
-------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.1%
-------------------------------------------------------------------------------------------------------------------------------
Chungwha Telecom Co. Ltd.                                                                         2,416,700        $  4,291,473
-------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Telecomunicaciones S.A.                                                         166,389           2,827,453
-------------------------------------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia Tbk.                                                                  5,235,000           6,048,962
-------------------------------------------------------------------------------------------------------------------------------
Telecom Egypt                                                                                       997,100           2,971,286
-------------------------------------------------------------------------------------------------------------------------------
Telekom Malaysia Berhad                                                                             917,000           2,560,295
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $ 18,699,469
-------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.3%
-------------------------------------------------------------------------------------------------------------------------------
British American Tobacco PLC                                                                        218,600        $  2,613,058
-------------------------------------------------------------------------------------------------------------------------------
ITC Ltd.                                                                                            726,690           3,036,542
-------------------------------------------------------------------------------------------------------------------------------
PT Hanjaya Mandala Sampoerna Tbk.                                                                 1,619,000           2,301,773
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  7,951,373
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 5.1%
-------------------------------------------------------------------------------------------------------------------------------
AES Tiete S.A., IPS                                                                              49,853,000        $  1,626,608
-------------------------------------------------------------------------------------------------------------------------------
CEZ AS                                                                                              122,700           6,505,102
-------------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana S.A., IPS                                                              54,120,000           3,051,579
-------------------------------------------------------------------------------------------------------------------------------
Energias do Brasil S.A.                                                                             158,840           2,510,344
-------------------------------------------------------------------------------------------------------------------------------
Equatorial Energia S.A., IEU                                                                        293,630           2,681,067
-------------------------------------------------------------------------------------------------------------------------------
First Philippine Holdings Corp.                                                                   2,306,790           3,940,477
-------------------------------------------------------------------------------------------------------------------------------
Manila Water Co., Inc.                                                                           20,352,000           6,340,868
-------------------------------------------------------------------------------------------------------------------------------
Tenaga Nasional Berhad                                                                            1,609,000           4,650,547
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $ 31,306,592
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                              $605,116,713
-------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 2.1%
-------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                 12,730,414        $ 12,730,414
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.15%, due 9/04/07 (y)                                          $ 3,783,000        $  3,781,376
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                             $621,628,503
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (2.1)%                                                                             (12,653,281)
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $608,975,222
-------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of August 31, 2007, the fund had 11 securities that were fair valued, aggregating $37,703,881 and 6.07% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt
GDR      Global Depository Receipt
IEU      International Equity Unit
IPS      International Preference Stock
REIT     Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS EMERGING MARKETS EQUITY FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 8/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $474,657,016
                                                                  ============
Gross unrealized appreciation                                     $151,231,465
Gross unrealized depreciation                                       (4,259,978)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $146,971,487
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of August 31, 2007 are as follows:

----------------------------------------
Brazil                             13.3%
----------------------------------------
South Korea                        12.6%
----------------------------------------
South Africa                       10.9%
----------------------------------------
Russia                             10.2%
----------------------------------------
Mexico                              8.3%
----------------------------------------
India                               6.1%
----------------------------------------
Taiwan                              4.9%
----------------------------------------
Hong Kong                           4.9%
----------------------------------------
China                               4.2%
----------------------------------------
Other Countries                    24.6%
----------------------------------------

MFS(R) INTERNATIONAL GROWTH FUND

8/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS International Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/07

ISSUER                                                                                           SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.8%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Finmeccanica S.p.A                                                                                  193,470        $    5,670,096
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (l)                                                                               60,566        $   12,751,995
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 5.1%
---------------------------------------------------------------------------------------------------------------------------------
Adidas AG                                                                                           136,410        $    8,019,799
---------------------------------------------------------------------------------------------------------------------------------
Billabong International Ltd. (l)                                                                    379,347             4,913,837
---------------------------------------------------------------------------------------------------------------------------------
Cremer S.A. (a)                                                                                     210,100             2,142,238
---------------------------------------------------------------------------------------------------------------------------------
Li & Fung Ltd.                                                                                    3,171,200            11,753,093
---------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                           273,370            30,538,537
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   57,367,504
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Continental AG                                                                                       64,366        $    8,367,330
---------------------------------------------------------------------------------------------------------------------------------
Toyota Industries Corp.                                                                             331,000            14,032,811
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,400,141
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Actelion Ltd. (a)                                                                                   121,071        $    6,714,475
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Fuji Television Network, Inc.                                                                         2,688        $    5,523,844
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                            298,120             7,769,007
---------------------------------------------------------------------------------------------------------------------------------
Societe Television Francaise 1 (l)                                                                  283,734             8,272,974
---------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                     1,612,040            22,949,780
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   44,515,605
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Daiwa Securities Group, Inc.                                                                        953,000        $    9,446,479
---------------------------------------------------------------------------------------------------------------------------------
Julius Baer Holding Ltd.                                                                            221,634            14,676,533
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   24,123,012
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (l)                                                                             276,180        $   11,381,378
---------------------------------------------------------------------------------------------------------------------------------
Capita Group PLC                                                                                    404,670             6,124,205
---------------------------------------------------------------------------------------------------------------------------------
Intertek Group PLC                                                                                  419,770             8,312,294
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   25,817,877
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Makhteshim-Agan Industries Ltd. (a)                                                                 975,830        $    7,497,777
---------------------------------------------------------------------------------------------------------------------------------
Wacker Chemie AG                                                                                     56,110            12,254,914
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,752,691
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
SAP AG                                                                                              244,830        $   13,186,451
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Fujitsu Ltd.                                                                                      1,485,000        $   10,142,339
---------------------------------------------------------------------------------------------------------------------------------
HCL Technologies Ltd.                                                                             1,224,040             9,127,520
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,269,859
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                                           82,500        $   10,362,732
---------------------------------------------------------------------------------------------------------------------------------
Smiths Group PLC                                                                                    306,166             6,093,574
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,456,306
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Wienerberger AG                                                                                     149,320        $   10,654,597
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 6.4%
---------------------------------------------------------------------------------------------------------------------------------
AmorePacific Corp.                                                                                    7,604        $    5,389,459
---------------------------------------------------------------------------------------------------------------------------------
Kao Corp.                                                                                           409,000            11,618,616
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V., "A"                                                        2,346,910            10,004,499
---------------------------------------------------------------------------------------------------------------------------------
Kose Corp. (l)                                                                                      155,400             4,240,073
---------------------------------------------------------------------------------------------------------------------------------
L'Oreal S.A. (l)                                                                                     79,250             9,283,959
---------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                               430,490            23,429,551
---------------------------------------------------------------------------------------------------------------------------------
Uni-Charm Corp. (l)                                                                                 139,100             8,023,037
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   71,989,194
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                                        33,200        $    7,364,400
---------------------------------------------------------------------------------------------------------------------------------
OMRON Corp.                                                                                         351,600             9,320,140
---------------------------------------------------------------------------------------------------------------------------------
Schneider Electric S.A. (l)                                                                          84,690            11,250,536
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   27,935,076
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 9.1%
---------------------------------------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                                                  2,368,080        $    7,031,528
---------------------------------------------------------------------------------------------------------------------------------
Canon, Inc.                                                                                         203,800            11,649,234
---------------------------------------------------------------------------------------------------------------------------------
Hirose Electric Co. Ltd. (l)                                                                        141,600            17,068,048
---------------------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                                                      408,000             5,911,359
---------------------------------------------------------------------------------------------------------------------------------
Royal Philips Electronics N.V                                                                       432,360            17,042,387
---------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                                                         31,164            19,630,082
---------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                  1,155,383            11,461,399
---------------------------------------------------------------------------------------------------------------------------------
USHIO, Inc. (l)                                                                                     325,100             6,343,962
---------------------------------------------------------------------------------------------------------------------------------
Venture Corp. Ltd.                                                                                  633,100             6,471,422
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  102,609,421
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
INPEX Holdings, Inc.                                                                                  1,190        $   10,891,508
---------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                               344,970             5,924,982
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,816,490
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
OAO Gazprom, ADR                                                                                    200,580        $    8,334,099
---------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A., ADR                                                                       176,530            10,916,615
---------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A. (l)                                                                                      372,140            28,014,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   47,264,714
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Groupe Danone (l)                                                                                    92,807        $    7,069,793
---------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                           65,761            28,604,756
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   35,674,549
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Dairy Farm International Holdings Ltd.                                                            1,641,600        $    7,091,712
---------------------------------------------------------------------------------------------------------------------------------
Tesco PLC                                                                                         1,286,239            11,023,224
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,114,936
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
IG Group Holdings PLC                                                                               993,740        $    6,277,141
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Massmart Holdings Ltd.                                                                              624,530        $    8,049,984
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Aflac, Inc. (l)                                                                                     215,970        $   11,513,361
---------------------------------------------------------------------------------------------------------------------------------
Suncorp-Metway Ltd.                                                                                 568,373             9,336,505
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,849,866
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                                           56,200        $    5,468,843
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG (l)                                                  189,670        $   13,745,645
---------------------------------------------------------------------------------------------------------------------------------
Raiffeisen International Bank Holding AG (l)                                                         48,590             7,017,610
---------------------------------------------------------------------------------------------------------------------------------
Societe Generale (l)                                                                                 69,245            11,167,772
---------------------------------------------------------------------------------------------------------------------------------
Standard Chartered PLC                                                                              422,630            13,039,164
---------------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A., GDR                                                    105,990            11,826,364
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano S.p.A                                                                         1,615,620            13,821,850
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   70,618,405
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                        63,540        $    7,263,367
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Anglo American PLC                                                                                  253,301        $   14,526,618
---------------------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd.                                                                                 1,236,130            38,812,924
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   53,339,542
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Ericsson, Inc., "B" (l)                                                                           1,955,450        $    7,257,527
---------------------------------------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (a)                                                                          181,500             6,421,470
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,678,997
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Acergy S.A. (l)                                                                                     402,370        $   10,633,749
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 10.0%
---------------------------------------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                                                     566,840        $   10,340,115
---------------------------------------------------------------------------------------------------------------------------------
Aeon Credit Service Co. Ltd.                                                                        608,200             7,488,609
---------------------------------------------------------------------------------------------------------------------------------
Akbank T.A.S                                                                                      1,044,966             6,666,322
---------------------------------------------------------------------------------------------------------------------------------
Bank of Cyprus Public Co. Ltd.                                                                      501,110             8,370,666
---------------------------------------------------------------------------------------------------------------------------------
Chiba Bank Ltd.                                                                                     972,000             7,838,777
---------------------------------------------------------------------------------------------------------------------------------
CSU Cardsystem S.A. (a)                                                                             404,010             1,647,759
---------------------------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                                              390,500            18,892,080
---------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC                                                                                 1,709,141            30,914,936
---------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                              397,031            20,704,373
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  112,863,637
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 9.3%
---------------------------------------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                                               243,300        $   11,281,103
---------------------------------------------------------------------------------------------------------------------------------
Bayer AG (l)                                                                                        160,870            12,695,216
---------------------------------------------------------------------------------------------------------------------------------
Hisamitsu Pharmaceutical Co., Inc.                                                                  203,200             5,579,381
---------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                         342,010            18,047,461
---------------------------------------------------------------------------------------------------------------------------------
Novo Nordisk A/S, "B"                                                                               112,410            12,500,623
---------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                    184,900            32,140,551
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., ADR                                                            287,860            12,377,980
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  104,622,315
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
L'Air Liquide S.A. (l)                                                                               96,950        $   12,357,428
---------------------------------------------------------------------------------------------------------------------------------
Linde AG (l)                                                                                         98,640            11,578,301
---------------------------------------------------------------------------------------------------------------------------------
Symrise AG (a)                                                                                      251,808             6,535,834
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   30,471,563
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
KappAhl Holding AB (l)                                                                              516,440        $    4,847,989
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
America Movil S.A.B. de C.V., "L", ADR                                                              198,160        $   11,980,754
---------------------------------------------------------------------------------------------------------------------------------
Orascom Telecom Holding SAE, GDR                                                                    159,850             9,223,345
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,204,099
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Telefonica S.A                                                                                      764,800        $   18,985,968
---------------------------------------------------------------------------------------------------------------------------------
Telenor A.S.A                                                                                       592,290            10,926,547
---------------------------------------------------------------------------------------------------------------------------------
TELUS Corp.                                                                                         104,850             5,550,590
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   35,463,105
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
CEZ AS                                                                                              221,320        $   11,733,572
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                              $1,116,471,163
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, 5.30%, dated 8/31/07, due 9/04/07, total to be received
  $3,774,221 (secured by various U.S. Treasury and Federal Agency obligations and
  Mortgage Backed securities in a jointly traded account)                                     $   3,772,000        $    3,772,000
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 10.4%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                116,880,119        $  116,880,119
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                             $1,237,123,282
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (9.5)%                                                                             (106,852,787)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $1,130,270,495
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(k) As of August 31, 2007, the fund had one security that was fair valued, aggregating $7,497,777 and 0.61% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
GDR      Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERNATIONAL GROWTH FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 8/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $1,084,208,375
                                                                ==============
Gross unrealized appreciation                                   $  173,562,899
Gross unrealized depreciation                                      (20,647,992)
                                                                --------------
      Net unrealized appreciation (depreciation)                $  152,914,907
                                                                ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of August 31, 2007 are as follows:

---------------------------------
Japan                       15.0%
---------------------------------
United Kingdom              13.2%
---------------------------------
France                      11.6%
---------------------------------
Switzerland                 11.3%
---------------------------------
Germany                      7.3%
---------------------------------
Australia                    4.7%
---------------------------------
Austria                      2.8%
---------------------------------
Mexico                       2.6%
---------------------------------
India                        2.5%
---------------------------------
Other Countries             29.0%
---------------------------------

MFS(R) INTERNATIONAL DIVERSIFICATION FUND

8/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS International Diversification Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/07

ISSUER                                                                                           SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 99.9% (h)
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund - Class I                                                        2,872,685        $  126,455,579
---------------------------------------------------------------------------------------------------------------------------------
MFS International Growth Fund - Class I                                                          20,669,978           619,272,540
---------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                    8,232,806           248,301,425
---------------------------------------------------------------------------------------------------------------------------------
MFS International Value Fund - Class I                                                           18,706,260           618,428,940
---------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                        40,954,719           865,782,756
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                               $2,478,241,240
SHORT-TERM OBLIGATIONS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 9/04/07 (y)                                       $ 2,312,000        $    2,310,976
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                $2,480,552,216
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0%                                                                                      (174,016)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $2,480,378,200
---------------------------------------------------------------------------------------------------------------------------------

(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(y) The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERNATIONAL DIVERSIFICATION FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 8/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $2,144,916,368
                                                                ==============
Gross unrealized appreciation                                   $  335,635,848
Gross unrealized depreciation Net unrealized appreciation                    -
                                                                --------------
      Net unrealized appreciation (depreciation)                $  335,635,848
                                                                ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

A summary of the fund's transactions in the securities of these issuers during the period ended August 31, 2007, is set forth below:

                                              BEGINNING        ACQUISITIONS    DISPOSITIONS         ENDING
AFFILIATE                                      SHARES             SHARES          SHARES            SHARES
-------------------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund (h)           2,880,056             53,602        (60,973)         2,872,685
MFS International Growth Fund (h)             19,846,933            891,353        (68,308)        20,669,978
MFS International New Discovery Fund (h)       7,707,570            527,801         (2,565)         8,232,806
MFS International Value Fund (h)              17,828,254          1,069,783       (191,777)        18,706,260
MFS Research International Fund (h)           39,072,142          1,976,975        (94,398)        40,954,719

                                                              CAPITAL GAIN
                                              REALIZED       DISTRIBUTIONS
                                                GAIN        FROM UNDERLYING      DIVIDEND           ENDING
AFFILIATE                                      (LOSS)            FUNDS            INCOME            VALUE
-------------------------------------------------------------------------------------------------------------
MFS Emerging Markets Equity Fund (h)        $  2,662,651       $          -       $       -    $  126,455,579
MFS International Growth Fund (h)              2,104,014                  -               -       619,272,540
MFS International New Discovery Fund (h)         110,586                  -               -       248,301,425
MFS International Value Fund (h)               6,197,267                  -               -       618,428,940
MFS Research International Fund (h)            2,067,613                  -               -       865,782,756
                                            -----------------------------------------------------------------
                                            $ 13,142,131       $          -       $       -    $2,478,241,240
                                            ============       ============       =========    ==============

(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

MFS(R) CONSERVATIVE ALLOCATION FUND

8/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Conservative Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/07

ISSUER                                                                                           SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 100.0%
---------------------------------------------------------------------------------------------------------------------------------
MFS Core Growth Fund - Class I                                                                    1,782,491          $ 37,361,002
---------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I (h)                                                      7,955,482            75,020,195
---------------------------------------------------------------------------------------------------------------------------------
MFS Limited Maturity Fund - Class I (h)                                                          23,510,578           149,057,064
---------------------------------------------------------------------------------------------------------------------------------
MFS Money Market Fund (h)                                                                        74,587,855            74,587,855
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I (h)                                                             15,157,596           149,453,895
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I                                                                       4,261,078           111,512,418
---------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                         1,760,916            37,225,759
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                          3,945,258           111,453,545
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                                 $745,671,733
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 9/04/07 (y)                                     $     172,000          $    171,924
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                  $745,843,657
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0%                                                                                        87,190
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $745,930,847
---------------------------------------------------------------------------------------------------------------------------------
(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(y) The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CONSERVATIVE ALLOCATION FUND
SUPPLEMENTAL INFORMATION (UNAUDITED) 8/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund , as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                           $664,940,940
                                                                         ============
Gross unrealized appreciation                                            $ 94,831,730
Gross unrealized depreciation                                             (13,929,013)
                                                                         ------------
      Net unrealized appreciation (depreciation)                         $ 80,902,717
                                                                         ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) TRANSACTIONS IN UNDERLYING FUNDS

A summary of the fund's transactions in the underlying funds during the period ended August 31, 2007, is set forth below:

                                                   BEGINNING        ACQUISITIONS          DISPOSITIONS             ENDING
UNDERLYING FUNDS                                    SHARES             SHARES                SHARES                SHARES
------------------------------------------------------------------------------------------------------------------------------
MFS Core Growth Fund                                       -           1,802,315(i)           (19,825)             1,782,490
MFS Government Securities Fund (h)                 7,856,192             325,715             (226,425)             7,955,482
MFS Limited Maturity Fund (h)                     23,168,217             707,024             (364,663)            23,510,578
MFS Money Market Fund (h)                         74,076,643           1,895,876           (1,384,664)            74,587,855
MFS Research Bond Fund (h)                         3,701,703          11,756,135             (300,242)            15,157,596
MFS Research Fund                                  4,212,322             126,350              (77,594)             4,261,078
MFS Research International Fund                    1,740,590              76,433              (56,107)             1,760,916
MFS Value Fund                                     3,837,553             146,032              (38,327)             3,945,258

                                                                    CAPITAL GAIN
                                                   REALIZED         DISTRIBUTIONS
                                                     GAIN          FROM UNDERLYING         DIVIDEND               ENDING
UNDERLYING FUNDS                                    (LOSS)              FUNDS               INCOME                 VALUE
------------------------------------------------------------------------------------------------------------------------------
MFS Core Growth Fund                             $    97,499(i)      $         -         $          -           $ 37,361,002
MFS Government Securities Fund (h)                  (152,225)                  -              921,606             75,020,195
MFS Limited Maturity Fund (h)                       (185,350)                  -            2,013,519            149,057,064
MFS Money Market Fund (h)                                  -                   -              941,270             74,587,855
MFS Research Bond Fund (h)                          (260,692)                  -            1,597,688            149,453,895
MFS Research Fund                                    389,748                   -                    -            111,512,418
MFS Research International Fund                      180,980                   -                    -             37,225,759
MFS Value Fund                                       197,027                   -              437,319            111,453,545
                                                 -----------         ----------          ------------           ------------
                                                 $   266,987         $         -         $  5,911,402           $745,671,733
                                                 ===========         ==========          ============           ============

(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

(i) The acquisition shares and the realized gain (loss) amount includes 1,763,272 and $38,711, respectively, from the merger of MFS Strategic Growth Fund into MFS Core Growth Fund on June 22, 2007.

MFS(R) Moderate Allocation Fund


8/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Moderate Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/07

ISSUER                                                                                           SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 100.0%
---------------------------------------------------------------------------------------------------------------------------------
MFS Core Growth Fund - Class I (h)                                                               10,840,594          $227,218,846
---------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I (h)                                                     24,219,571           228,390,553
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I (h)                                                               30,317,665           113,084,891
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I (a)(h)                                                         10,831,786           112,650,572
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I (h)                                                              7,315,962           109,593,105
---------------------------------------------------------------------------------------------------------------------------------
MFS Money Market Fund (h)                                                                       113,497,080           113,497,080
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I (h)                                                             46,133,363           454,874,962
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I (h)                                                                  12,904,892           337,721,015
---------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                        10,623,655           224,584,058
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                         11,957,986           337,813,099
---------------------------------------------------------------------------------------------------------------------------------
   TOTAL MUTUAL FUNDS                                                                                              $2,259,428,181
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0%                                                                                       785,958
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - 100.0%                                                                                             $2,260,214,139
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MODERATE ALLOCATION FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 8/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                         $1,893,804,051
                                                       ==============
Gross unrealized appreciation                          $  392,612,238
Gross unrealized depreciation                             (26,988,108)
                                                       --------------
Net unrealized appreciation (depreciation)             $  365,624,130
                                                       ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) TRANSACTIONS IN UNDERLYING FUNDS

A summary of the fund's transactions in the underlying funds during the period ended August 31, 2007, is set forth below:

                                               BEGINNING          ACQUISITIONS           DISPOSITIONS           ENDING
UNDERLYING FUNDS                                SHARES               SHARES                 SHARES              SHARES
------------------------------------------------------------------------------------------------------------------------
MFS Core Growth Fund (h)                            --            11,037,856(i)            (197,262)          10,840,594
MFS Government Securities Fund (h)            23,992,229           1,005,168               (777,826)          24,219,571
MFS High Income Fund (h)                      28,764,474           1,641,613                (88,422)          30,317,665
MFS Mid Cap Growth Fund (h)                   10,922,512              37,550               (128,276)          10,831,786
MFS Mid Cap Value Fund (h)                     7,220,102             109,481                (13,621)           7,315,962
MFS Money Market Fund (h)                    113,360,723           3,021,844             (2,885,487)         113,497,080
MFS Research Bond Fund (h)                    22,610,641          24,598,721             (1,075,999)          46,133,363
MFS Research Fund (h)                         13,112,493              21,914               (229,515)          12,904,892
MFS Research International Fund               10,825,027              43,121               (244,493)          10,623,655
MFS Value Fund                                11,940,650              91,166                (73,830)          11,957,986

                                                                    CAPITAL GAIN
                                                REALIZED            DISTRIBUTIONS
                                                  GAIN             FROM UNDERLYING         DIVIDEND               ENDING
UNDERLYING FUNDS                                 (LOSS)                 FUNDS               INCOME                 VALUE
----------------------------------------------------------------------------------------------------------------------------
MFS Core Growth Fund (h)                     $   510,528(i)       $     --              $      --            $   227,218,846
MFS Government Securities Fund (h)              (489,104)               --                2,810,102              228,390,553
MFS High Income Fund (h)                         (27,113)               --                2,446,558              113,084,891
MFS Mid Cap Growth Fund (h)                      130,177                --                     --                112,650,572
MFS Mid Cap Value Fund (h)                        29,463                --                     --                109,593,105
MFS Money Market Fund (h)                           --                  --                1,443,462              113,497,080
MFS Research Bond Fund (h)                      (910,658)               --                5,098,351              454,874,962
MFS Research Fund (h)                          1,028,483                --                     --                337,721,015
MFS Research International Fund                1,161,850                --                     --                224,584,058
MFS Value Fund                                   391,765                --                1,366,263              337,813,099
                                             -----------          ----------            -----------          ---------------
                                             $ 1,825,391          $     --              $13,164,736          $ 2,259,428,181
                                             ===========          ==========            ===========          ===============

(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(i) The acquisition shares and the realized gain (loss) amount includes 11,034,006 and $510,528, respectively, from the merger of MFS Strategic Growth Fund into MFS Core Growth Fund on June 22, 2007.

MFS(R) GROWTH ALLOCATION FUND

8/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Growth Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/07

ISSUER                                                                                           SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 100.0%
---------------------------------------------------------------------------------------------------------------------------------
MFS Core Growth Fund - Class I (h)                                                               19,761,623        $  414,203,631
---------------------------------------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I (h)                                                     14,730,568           138,909,257
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Fund - Class I (h)                                                               36,763,639           137,128,373
---------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                    4,505,212           135,877,209
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I (a)(h)                                                         26,357,913           274,122,292
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I (h)                                                             17,832,452           267,130,127
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Bond Fund - Class I (h)                                                             28,010,946           276,187,927
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I (h)                                                                  10,467,873           273,944,241
---------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I (h)                                                    19,430,132           410,752,985
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                         14,513,583           410,008,711
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                $2,738,264,753
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0%                                                                                       248,165
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $2,738,512,918
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS GROWTH ALLOCATION FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 8/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                $2,214,371,184
                                                                              ==============
Gross unrealized appreciation                                                 $  541,943,040
Gross unrealized depreciation                                                    (18,049,471)
                                                                              --------------
      Net unrealized appreciation (depreciation)                              $  523,893,569
                                                                              ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) TRANSACTIONS IN UNDERLYING FUNDS

A summary of the fund's transactions in the underlying funds during the period ended August 31, 2007, is set forth below:

                                            BEGINNING           ACQUISITIONS          DISPOSITIONS           ENDING
UNDERLYING FUNDS                              SHARES               SHARES                SHARES              SHARES
---------------------------------------------------------------------------------------------------------------------
MFS Core Growth Fund (h)                            -           19,979,217 (i)          (217,594)          19,761,623
MFS Government Securities Fund (h)         14,715,717              510,860              (496,009)          14,730,568
MFS High Income Fund (h)                   35,070,793            1,910,142              (217,296)          36,763,639
MFS International New Discovery Fund        4,522,865               20,715               (38,368)           4,505,212
MFS Mid Cap Growth Fund (h)                26,319,288              135,357               (96,732)          26,357,913
MFS Mid Cap Value Fund (h)                 17,404,447              431,946                (3,941)          17,832,452
MFS Research Bond Fund (h)                 27,726,235            1,008,440              (723,729)          28,010,946
MFS Research Fund (h)                      10,551,010                6,900               (90,037)          10,467,873
MFS Research International Fund (h)        19,664,222               25,555              (259,645)          19,430,132
MFS Value Fund                             14,406,401              138,314               (31,132)          14,513,583

                                                                  CAPITAL GAIN
                                            REALIZED             DISTRIBUTIONS
                                              GAIN              FROM UNDERLYING         DIVIDEND             ENDING
UNDERLYING FUNDS                             (LOSS)                  FUNDS               INCOME              VALUE
-----------------------------------------------------------------------------------------------------------------------
MFS Core Growth Fund (h)                   $  402,871 (i)           $         -        $        -        $  414,203,631
MFS Government Securities Fund (h)           (294,131)                        -         1,716,854           138,909,257
MFS High Income Fund (h)                      (66,194)                        -         2,974,569           137,128,373
MFS International New Discovery Fund          215,942                         -                 -           135,877,209
MFS Mid Cap Growth Fund (h)                    79,695                         -                 -           274,122,292
MFS Mid Cap Value Fund (h)                      7,257                         -                 -           267,130,127
MFS Research Bond Fund (h)                   (609,962)                        -         3,616,954           276,187,927
MFS Research Fund (h)                         324,318                         -                 -           273,944,241
MFS Research International Fund (h)           860,343                         -                 -           410,752,985
MFS Value Fund                                112,762                         -         1,650,720           410,008,711
                                           ----------               -----------        ----------        --------------
                                           $1,032,901               $         -        $9,959,097        $2,738,264,753
                                           ==========               ===========        ==========        ==============

(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(i) The acquisition shares and the realized gain (loss) amount includes 19,976,346 and $50,558, respectively, from the merger of MFS Strategic Growth Fund into MFS Core Growth Fund on June 22, 2007.

MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND

8/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Aggressive Growth Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/07

ISSUER                                                                                           SHARES/PAR             VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS - 100.0%
---------------------------------------------------------------------------------------------------------------------------------
MFS Core Growth Fund - Class I (h)                                                               12,685,887        $  265,896,186
---------------------------------------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                                    4,361,986           131,557,497
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund - Class I (a)(h)                                                         19,084,918           198,483,144
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Fund - Class I (h)                                                             13,079,074           195,924,533
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Fund - Class I (a)(h)                                                           3,107,142            65,840,342
---------------------------------------------------------------------------------------------------------------------------------
MFS Research Fund - Class I (h)                                                                   5,041,237           131,929,176
---------------------------------------------------------------------------------------------------------------------------------
MFS Research International Fund - Class I                                                         6,241,624           131,947,934
---------------------------------------------------------------------------------------------------------------------------------
MFS Value Fund - Class I                                                                          7,012,215           198,095,083
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUTUAL FUNDS                                                                                               $1,319,673,895
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 9/04/07 (y)                                     $      86,000        $       85,962
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                                                $1,319,759,857
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0%                                                                                       497,780
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $1,320,257,637
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(y) The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS AGGRESSIVE GROWTH ALLOCATION FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 8/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                $1,020,510,279
                                                                              ==============
Gross unrealized appreciation                                                 $  299,249,578
Gross unrealized depreciation                                                              -
                                                                              --------------
      Net unrealized appreciation (depreciation)                              $  299,249,578
                                                                              ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) TRANSACTIONS IN UNDERLYING FUNDS

A summary of the fund's transactions in the underlying funds during the period ended August 31, 2007, is set forth below:

                                                 BEGINNING          ACQUISITIONS          DISPOSITIONS                  ENDING
UNDERLYING FUNDS                                  SHARES               SHARES                SHARES                     SHARES
--------------------------------------------------------------------------------------------------------------------------------
MFS Core Growth Fund (h)                               --          12,858,187(i)             (172,300)                12,685,887
MFS International New Discovery Fund            4,331,616              83,371                 (53,001)                 4,361,986
MFS Mid Cap Growth Fund (h)                    18,845,198             263,878                 (24,158)                19,084,918
MFS Mid Cap Value Fund (h)                     12,502,265             578,485                  (1,676)                13,079,074
MFS New Discovery Fund (h)                      3,095,578              47,391                 (35,827)                 3,107,142
MFS Research Fund (h)                           5,061,318              15,197                 (35,278)                 5,041,237
MFS Research International Fund                 6,285,623              62,701                (106,700)                 6,241,624
MFS Value Fund                                  6,898,465             156,963                 (43,213)                 7,012,215

                                                                   CAPITAL GAIN
                                                 REALIZED          DISTRIBUTIONS
                                                   GAIN           FROM UNDERLYING            DIVIDEND                 ENDING
UNDERLYING FUNDS                                  (LOSS)              FUNDS                   INCOME                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
MFS Core Growth Fund (h)                      $   300,720(i)      $         -               $       -             $  265,896,186
MFS International New Discovery Fund              327,691                   -                       -                131,557,497
MFS Mid Cap Growth Fund (h)                        14,304                   -                       -                198,483,144
MFS Mid Cap Value Fund (h)                          2,093                   -                       -                195,924,533
MFS New Discovery Fund (h)                         69,351                   -                       -                 65,840,342
MFS Research Fund (h)                             118,709                   -                       -                131,929,176
MFS Research International Fund                   404,404                   -                       -                131,947,934
MFS Value Fund                                    136,808                   -                 795,977                198,095,083
                                              -----------         ----------                ---------             --------------
                                              $ 1,374,080         $         -               $ 795,977             $1,319,673,895
                                              ===========         ==========                =========             ==============

(h) Affiliated issuers are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(i) The acquisition shares and the realized gain (loss) amount includes 12,808,465 and $50,337, respectively, from the merger of MFS Strategic Growth Fund into MFS Core Growth Fund on June 22, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 16, 2007
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 16, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2007
      ----------------


* Print name and title of each signing officer under his or her signature.